FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives instruments	$ 460
Total assets	460
Derivatives instruments		$ (1,028)
Total liabilities		(1,028)
Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives instruments	460
Total assets	$ 460
Derivatives instruments		(1,028)
Total liabilities		$ (1,028)